Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follows:

	Years ended December 31,
	2023	2024
	RMB	RMB
Income before income tax expenses	676,081	356,894
Income tax expenses computed at applicable tax rates of 25%	169,020	89,224
Non-deductible and super deduction expenses	(18,314)	(4,054)
Effect of tax holidays and tax rate difference	1,255	12,350
Change in valuation allowance	(126,795)	(96,220)
Income tax expenses	25,166	1,300

18.
INCOME TAXES - continued

China - continued

For the year ended December 31, 2025, the Group generated income of RMB417,123 from its Chinese mainland operations and RMB12,335 from its non-Chinese mainland operations, resulting in a total income before tax of RMB429,458. Total income tax expenses amounted to RMB59,297, comprising current tax expenses of RMB51,736 and deferred tax expenses of RMB7,561, were allocated as RMB51,810 in Chinese mainland and RMB7,487 in jurisdictions outside Chinese mainland.

	Years ended December 31,
	2025	Percent
	RMB	%
Income tax expenses computed at applicable tax rates of 25%	107,365	25.0%
Foreign tax effect
Cayman
Statutory tax rate difference between PRC and other jurisdictions	14,301	3.3%
Other Foreign Jurisdictions	(3,731)	-0.9%
Effect of changes in tax laws or rates enacted in the current year	—	—
Effect of cross-border tax laws	—	—
Change in valuation allowance	(59,357)	-13.8%
Nontaxable or nondeductible items
Non-taxable income	—	—
Non-deductible expense	357	0.1%
Changes in unrecognized tax benefits	—	—
Other adjustments
Effect of tax holidays in PRC	(2,310)	-0.5%
PRC withholding taxes	2,672	0.6%
Income tax expenses	59,297	13.8%

Schedule of Components of Deferred Income Tax	The components of deferred taxes are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Accrued expenses	29,474	7,279
Deferred revenue	24,699	19,104
Net operating loss carry-forwards	389,550	342,506
Total deferred tax assets	443,723	368,889
Less: valuation allowance	(419,024)	(349,785)
Deferred tax assets, net	24,699	19,104
Deferred tax liabilities
Deferred costs	(2,029)	(1,323)
Withholding tax on undistributed earnings	(3,695)	(4,463)
Total deferred tax liabilities	(5,724)	(5,786)